Inventories, net	12 Months Ended
Dec. 31, 2019
Inventory, net
Inventories, net

8.     Inventories, net

(a)This caption is made up as follows:

	2019	2018
	US$(000)	US$(000)

Finished goods	2,084	7,715
Products in process (b)	47,652	73,796
Spare parts and supplies	74,033	81,383
	123,769	162,894
Provision for impairment of value of inventory (c)	(25,402)	(23,163)

	98,367	139,731

Classification by use:
Current portion	97,973	135,919
Non-current portion	394	3,812

	98,367	139,731

(b)Products in process include mainly to mineral in process of El Brocal for 1,592,905 Dried Metric Ton (DMT) amounting to US$31.2 million ( 2,254,874 DMT amounting to US$39.9 million as of December 31, 2018).

(c)The provision for impairment of value of inventory had the following movement during the years 2019, 2018 and 2017:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance	23,163	11,603	8,386
Continuing operations:
Provision for impairment of finished and in progress goods, note 21(a)	7,329	4,640	2,118
Reversal for impairment of finished and in progress goods, note 21(a)	(9,472)	(119)	—
Provision for impairment of spare parts and supplies, note 26(a)	15,703	11,704	4,814
Reversal for impairment of spare parts and supplies, note 26(a)	(11,641)	(4,665)	(2,370)
Discontinued operations, note 1(e):
Provision for impairment of spare parts and supplies	843	—	—
Reversal for impairment of spare parts and supplies	(523)	—	(1,345)

Final balance	25,402	23,163	11,603

In the opinion of Group’s Management, the provision for impairment of value of inventory adequately covers this risk as of the date of the consolidated statements of financial position.

Minera Yanacocha SRL and subsidiary [Member]
Inventory, net
Inventories, net

7.     Inventories, net

(a)This caption is made up as follows:

	2019	2018
	US$(000)	US$(000)

Precious metals	8,021	6,878
Leach in-circuit	5,158	1,835
Mill in-circuit	1,332	4,002
Materials and supplies	45,832	49,327
	60,343	62,042

Allowance for obsolescence of materials and supplies (b)	(6,098)	(7,515)

	54,245	54,527

(b)The allowance for obsolescence of material and supplies had the following movement during the years 2019, 2018 and 2017:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Opening balance	7,515	7,076	5,272
Provision for impairment of materials and supplies	1,898	1,887	2,896
Reversal of provision for impairment of materials and supplies	(3,315)	(1,448)	(1,092)

Ending balance	6,098	7,515	7,076

Reversals of impaired materials are due to disposals of impaired materials that offset the accumulative provision in each period.

Sociedad Minera Cerro Verde S.A.A. [Member]
Inventory, net
Inventories, net

5.    Inventories, net

This item is made up as follows:

	December 31, 2019	December 31, 2018
	US$(000)	US$(000)

Current
Materials and supplies	348,035	308,378
Work-in-process (WIP) (a)	173,190	119,518
Finished goods:
Copper concentrate	23,890	17,949
Copper cathode	6,321	8,035
Molybdenum concentrate	1,268	3,205
Less: Provision for obsolescence of materials and supplies	(507)	(11)
	552,197	457,074

Non-current
Work-in-process (WIP) (a)	255,123	286,375

Total inventories	807,320	743,449

(a)WIP inventories represent mill and leach stockpiles, which contain higher grade ores (mill stockpiles) and medium and lower grade ores (leach stockpiles) that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or long term. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities.

In fourth-quarter 2019, the Company changed its method of estimating the current portion of its leach and mill stockpiles and revised its December 31, 2018, balances to conform to the new methodology resulting in a US$30.5 million decrease in the current balance and increase in the long-term balance.